INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Pretax income	$ 23,204	$ 76,233	$ 55,546
Statutory tax rate	23.00%	23.00%	24.00%
Tax computed at the ordinary tax rate	$ 5,337	$ 17,534	$ 13,331
Nondeductible expenses (income)	3,117	(2,785)	(815)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)		(236)	243
Deductible financial expenses recorded to other comprehensive income	297	(177)	(113)
Tax adjustment in respect of different tax rates	3,045	2,384	3,119
Taxes in respect of withholding at the source from royalties and dividends	725	31	542
Adjustment in respect of tax rate deriving from "approved enterprises"	(128)	(100)	(436)
Others	(159)	622	1,834
Income tax expense (benefit)	$ 12,234	$ 17,273	$ 17,705